Income tax and deferred tax (Details 1) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Tax loss carryforward	$ 26,480	$ 51,511
Trade receivables and other receivables	2,434	4,474	13,546
Trade payables and other payables	6,987	5,322	7,287
Salaries and social security taxes payable	1,988	2,435	3,229
Benefit plans	708	629	106
Tax liabilities	104	134	153
Provisions	4,490	7,053	9,803
Deferred tax asset	43,191	71,558	34,124
Property, plant and equipment	(409,827)	(357,251)	(309,280)
Financial assets at fair value through profit or loss	(17,242)	(5,466)	(2,320)
Borrowings	(13)	(616)	(6)
Tax inflation adjustment	(94,805)	(53,609)	(22,418)
Deferred tax liability	(521,887)	(416,942)	(334,024)
Net deferred tax liabilities	(478,696)	(345,384)	$ (299,900)
Result fromexposure to inflation [Member]
IfrsStatementLineItems [Line Items]
Tax loss carryforward	(34,970)
Trade receivables and other receivables	(3,037)	(6,593)
Trade payables and other payables	(3,613)	(3,547)
Salaries and social security taxes payable	(1,653)	(1,573)
Benefit plans	(427)	(53)
Tax liabilities	(91)	(75)
Provisions	(4,788)	(4,771)
Deferred tax asset	(48,579)	(16,612)
Property, plant and equipment	242,531	150,505
Financial assets at fair value through profit or loss	3,711	1,130
Borrowings	418	3
Tax inflation adjustment	36,394	10,909
Deferred tax liability	283,054	162,547
Net deferred tax liabilities	234,475	145,935
Charged to profit and loss [member]
IfrsStatementLineItems [Line Items]
Tax loss carryforward	9,939	51,511
Trade receivables and other receivables	997	(2,479)
Trade payables and other payables	5,278	1,582
Salaries and social security taxes payable	1,216	789
Benefit plans	(1)	(137)
Tax liabilities	61	56
Provisions	2,225	2,021
Deferred tax asset	19,715	53,343
Property, plant and equipment	(295,107)	(198,476)
Financial assets at fair value through profit or loss	(15,487)	(4,276)
Borrowings	185	(613)
Tax inflation adjustment	(77,590)	(42,100)
Deferred tax liability	(387,999)	(245,465)
Net deferred tax liabilities	(368,284)	(192,122)
Charged To Other Comprehensive Income [Member]
IfrsStatementLineItems [Line Items]
Tax loss carryforward	(0)
Trade receivables and other receivables	(0)
Trade payables and other payables	(0)
Salaries and social security taxes payable	(10)	(10)
Benefit plans	507	713
Tax liabilities	(0)
Provisions	(0)
Deferred tax asset	497	703
Property, plant and equipment	(0)
Financial assets at fair value through profit or loss	(0)
Borrowings	(0)
Tax inflation adjustment	(0)
Deferred tax liability	(0)
Net deferred tax liabilities	$ 497	$ 703